Lease Liabilities - Schedule of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities [Abstract]
Balance, beginning of year	$ 13,724	$ 963
Additions	907	12,789
Interest expense	1,613	71
Payments	(6,934)	(99)
Balance, end of year	9,310	13,724
Current portion	7,014	6,002
Non-current portion	$ 2,296	$ 7,722